CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 39,839	$ 20,475	$ 22,766
Securities available for sale
Unrealized gain (loss) arising during period	(4,594)	4,065	(4,465)
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	(53)	186	40
Reclassification adjustments for gains included in earnings	(56)	(215)	(301)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	(4,703)	4,036	(4,726)
Income tax expense (benefit)	(988)	1,413	(1,654)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	(3,715)	2,623	(3,072)
Derivative instruments
Unrealized gains (losses) arising during period	(262)	324	0
Reclassification adjustment for (income) expense recognized in earnings	(237)	18	0
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments	(499)	342	0
Income tax expense (benefit)	(105)	120	0
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments, net of tax	(394)	222	0
Other comprehensive income (loss)	(4,109)	2,845	(3,072)
Comprehensive income	$ 35,730	$ 23,320	$ 19,694